SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Leases
Right-of-use assets	$ 238,330	$ 556,104
Impairment of right-of-use assets
Right-of-use assets, net	238,330	556,104
Operating lease liabilities - current	282,279	352,178
Operating lease liabilities – non-current		282,279
Total operating lease liabilities	$ 282,279	$ 634,457